LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2020
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

11.   LONG-TERM INVESTMENTS

Equity investments without readily determinable fair value

As of December 31, 2019 and 2020, the carrying amount of the Company’s equity investments without readily determinable fair value was RMB224,927 and RMB215,677 (US$33,054), net of RMB nil and RMB nil (US$ nil) in accumulated impairment, respectively. During the years ended December 31, 2019 and 2020, certain equity investments were remeasured based on observable price changes in orderly transactions for an identical or similar investment of the same issuer and the aggregate carrying amount of these investments was RMB119,927 and RMB110,677 (US$16,962) as of December 31, 2019 and 2020, respectively. In 2020, the Group disposed part of its equity interest in an equity investment without readily determinable fair value with the carrying amount of RMB27,937 (US$4,282) for RMB33,595 (US$5,149) and realized a gain on disposal of RMB5,658 (US$867 ) which was included in “Other income” in the consolidated statement of comprehensive loss for the year ended December 31, 2020.

Unrealized gains (upward adjustments) and losses (downward adjustments and impairment) resulting from observable price changes of equity securities without readily determinable fair values for the years ended December 31, 2018, 2019 and 2020 were RMB64,628 and RMB nil, RMB14,155 and RMB nil, and RMB18,687 (US$2,864) and RMB nil (US$ nil), respectively.

Net unrealized gains and losses for equity securities held were RMB64,628, RMB14,155 and RMB18,687 (US$2,864) for the years ended December 31, 2018, 2019 and 2020. Net realized gains and losses on equity securities sold were RMB nil, RMB nil, and RMB5,658 (US$867) for the years ended December 31, 2018, 2019 and 2020 , respectively.

Equity method investments

In 2015, the Group completed the investment in Hangzhou Dezhi Logistic Co., Ltd. (“Dezhi”) through the subscription of newly issued ordinary shares representing 30% equity interest in Dezhi. Total consideration for the investment in Dezhi was RMB300 in cash. The Group accounts for the investment in Dezhi as an equity method investment due to its significant influence over the entity. On October 29, 2019, the Group disposed of its equity interest in Dezhi for RMB450 and realized a gain on disposal of RMB22 (US$3).

On January 22, 2017, the Group completed the investment in Hangzhou Jinye Technology Co., Ltd. (“Jinye”) through the subscription of newly issued ordinary shares representing a 13.73% equity interest in Jinye. Total consideration for the investment in Jinye was RMB7,652 in cash. The Group accounts for the investment in Jinye as an equity method investment due to its significant influence over the entity, as the Group has one board seat out of five in Jinye. During the year ended December 31, 2018, the Group’s investment was diluted to 13.04% due to Jinye’s closing of equity financing raised from investors.

The carrying amount of the equity method investments were RMB5,928 and RMB5,749 (US$881) as of December 31, 2019 and 2020, respectively. There were no impairment indicators for the equity method investments and no impairment losses were recognized for the years ended December 31, 2018, 2019 and 2020, respectively. Selected financial information of the equity method investees was not presented as the effects were not material.